Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 22,262,390	$ 18,240,871
Accumulated depreciation	(12,146,608)	(9,950,411)
Property and equipment, net	10,115,782	8,290,460
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	12,714,533	11,512,111
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	3,760,690	2,272,278
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	760,635	694,844
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	438,709	344,348
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,121,528	713,021
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 3,466,295	$ 2,704,269